CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Location based services	$ 127,683	$ 133,692	$ 126,951
Wireless communications products	47,945	48,435	43,216
Total revenues	175,628	182,127	170,167
Cost of revenues:
Location based services	46,823	46,852	44,850
Wireless communications products	38,924	38,142	36,015
Total cost of revenues	85,747	84,994	80,865
Gross profit	89,881	97,133	89,302
Research and development expenses	2,401	2,526	2,414
Selling and marketing expenses	9,303	9,264	9,715
General and administrative expenses	37,801	38,617	34,483
Other (income) expenses, net (Note 13)	(268)	856	4,760
Operating income	$ 40,644	$ 45,870	37,930
Other (expenses) income, net			(166)
Financing income, net (Note 14)	$ 1,189	$ 1,704	238
Income before income tax	41,833	47,574	38,002
Income tax expenses (Note 15)	(12,822)	(14,246)	(12,447)
Share in losses of affiliated companies, net (Note 4A)	(2,439)	(421)	(1)
Net income for the year	26,572	32,907	25,554
Less: Net income attributable to non-controlling interest	(1,601)	(2,478)	(1,792)
Net income attributable to the Company	$ 24,971	$ 30,429	$ 23,762
Basic and diluted earnings per share attributable to Company's stockholders (Note 16)	$ 1.19	$ 1.45	$ 1.13
Basic and diluted weighted average number of shares outstanding	20,968	20,968	20,968